SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS:

                                 -----------------

                                     CLASS S

                   DWS Alternative Asset Allocation Plus Fund


The following information replaces similar disclosure in the "How Much Investors Pay" section of the fund's prospectus:

This table describes the fees and expenses that you may pay if you buy and hold fund shares. The fund's shareholders directly bear the fees and expenses of the fund, subject to the Advisor's contractual obligations to waive fees or reimburse expenses to maintain the fund's operating expenses at a specified level (see "Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses"). The fund will indirectly bear its proportionate share of fees and expenses incurred by the underlying DWS funds and, potentially, exchange-traded funds in which the fund is invested (see "Acquired Funds (Underlying Funds) Fees and Expenses" in the table below). This information doesn't include any fees that may be charged by your financial advisor.

--------------------------------------------------------------------------------
Fee Table                                                             Class S
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Redemption/Exchange Fee on shares owned less than 15 days               2.00%
(as % of redemption proceeds)(1)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(2)                                                       0.20%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                          None
--------------------------------------------------------------------------------
Other Expenses(3)                                                        0.54
--------------------------------------------------------------------------------
Acquired Funds (Underlying Funds) Fees and Expenses(4)                   1.24
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                          1.98
--------------------------------------------------------------------------------
Less Expense Waiver/Reimbursement                                        0.53
--------------------------------------------------------------------------------
Net Annual Fund and Acquired Funds (Underlying Funds)                    1.45
Operating Expenses(5)
--------------------------------------------------------------------------------

(1) This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.

(2) The Advisor receives the 0.20% management fee in connection with the investment management services it provides to the fund, including the implementation of the Advisor's proprietary asset allocation program and global tactical asset allocation overlay strategy. The Advisor refers to its global tactical asset allocation overlay strategy as iGAP (integrated Global Allocation Platform). See "The Fund's Main Investment Strategy" for more details about the Advisor's proprietary asset allocation program and iGAP.



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

March 19, 2008
PS87-3601

(3) "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different. "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10%.

(4) "Acquired Funds (Underlying Funds) Fees and Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

(5) Through November 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses to the extent necessary to maintain the fund's total operating expenses at 0.21% for Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and acquired funds (underlying funds) fees and expenses (estimated at 1.24%).

Based on the costs above (including one year of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Class S                     $148           $549          $976          $2,166
--------------------------------------------------------------------------------


The following information replaces similar disclosure in the "Appendix" section of the fund's prospectus:

DWS Alternative Asset Allocation Plus Fund -- Class S


        Maximum             Initial Hypothetical             Assumed Rate
     Sales Charge:               Investment:                  of Return:
         0.00%                     $10,000                        5%
--------------------------------------------------------------------------------
                                                         Hypothetical
            Cumulative                  Cumulative       Year-End
             Return         Annual       Return          Balance
             Before          Fund         After           After         Annual
            Fees and        Expense      Fees and        Fees and      Fees and
  Year      Expenses        Ratios       Expenses        Expenses      Expenses
--------------------------------------------------------------------------------
   1          5.00%          1.45%        3.55%        $10,355.00     $  147.57
--------------------------------------------------------------------------------
   2         10.25%          1.88%        6.78%        $10,678.08     $  197.71
--------------------------------------------------------------------------------
   3         15.76%          1.88%       10.11%        $11,011.23     $  203.88
--------------------------------------------------------------------------------
   4         21.55%          1.88%       13.55%        $11,354.78     $  210.24
--------------------------------------------------------------------------------
   5         27.63%          1.88%       17.09%        $11,709.05     $  216.80
--------------------------------------------------------------------------------
   6         34.01%          1.88%       20.74%        $12,074.37     $  223.56
--------------------------------------------------------------------------------
   7         40.71%          1.88%       24.51%        $12,451.09     $  230.54
--------------------------------------------------------------------------------
   8         47.75%          1.88%       28.40%        $12,839.57     $  237.73
--------------------------------------------------------------------------------
   9         55.13%          1.88%       32.40%        $13,240.16     $  245.15
--------------------------------------------------------------------------------
   10        62.89%          1.88%       36.53%        $13,653.26     $  252.80
--------------------------------------------------------------------------------
  Total:                                                              $2,165.99
--------------------------------------------------------------------------------


March 19, 2008
PS87-3601

The following information replaces similar disclosure regarding the iGap strategy under "The Fund's Main Investment Strategy" section of the fund's prospectus:

In addition to the fund's main investment strategy, the Advisor seeks to enhance returns by employing a global tactical asset allocation overlay strategy. This strategy, which the Advisor calls iGAP (integrated Global Alpha Platform), attempts to take advantage of short- and medium-term mispricings within global equity, bond and currency markets. The iGAP strategy is implemented through the use of derivatives, which are contracts or other instruments whose value is based on, for example, indices, currencies or securities. The iGAP strategy primarily uses exchange-traded futures contracts on global equities, bonds and currencies, over-the-counter forward currency contracts, and is expected to have a low correlation with the fund's investment company holdings.

While the underlying funds may use derivatives or similar instruments and techniques to hedge existing positions, derivatives and currency transactions, when used by the fund as part of the iGAP strategy, generally will not be used for hedging purposes. Certain underlying funds also may use the iGAP strategy.


The following information supplements the disclosure in "The Fund's Main Investment Strategy" section of the fund's prospectus:

The fund may also invest in securities of Exchange Traded Funds ("ETFs") when the desired economic exposure to a particular asset category or investment strategy is not available through a DWS fund.


The following information supplements the disclosure in the "Investment risk of the fund and the underlying funds" section of the fund's prospectus:

iGAP Risk. The success of the iGAP strategy depends, in part, on the Advisor's ability to analyze the correlation between various global markets and asset classes. If the Advisor's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the iGAP strategy.

ETF Risk. An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or industry sector. ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their NAV. In addition, an ETF may not replicate exactly the performance of the index it seeks to track for a number of reasons, including transaction costs incurred by the ETF. ETFs incur fees and expenses, such as operating expenses, licensing fees, trustee fees and marketing expenses, which are borne proportionately by ETF shareholders, such as the fund. The fund will also incur brokerage costs when purchasing and selling shares of ETFs.


March 19, 2008
PS87-3601

The following information revises the "Portfolio management" section of the fund's prospectus:

The following people handle the day-to-day management of the fund:


  Robert Wang                              Inna Okounkova
  Managing Director of Deutsche Asset      Director of Deutsche Asset Management
  Management and Portfolio Manager of      and Portfolio Manager of the fund.
  the fund.                                o   Joined Deutsche Asset Management
  o   Joined Deutsche Asset Management         in 1999 as a quantitative
      in 1995 as portfolio manager for         analyst, becoming an associate
      asset allocation after 13 years          Portfolio Manager in 2001.
      of experience in trading fixed       o   Joined the fund in 2007.
      income, foreign exchange and         o   BS, MS, Moscow State University;
      derivative products at J.P.              MBA, University of Chicago.
      Morgan.
  o   Global Head of Quantitative
      Strategies Portfolio Management:
      New York.
  o   Joined the fund in 2007.
  o   BS, The Wharton School,
      University of Pennsylvania.

  Thomas Picciochi
  Director of Deutsche Asset Management
  and Portfolio Manager of the fund.
  o   Senior portfolio manager for
      Quantitative strategies: New York.
  o   Joined Deutsche Asset Management
      in 1999, formerly serving as
      portfolio manager for Absolute
      Return Strategies, after 13 years
      of experience in various research
      and analysis positions at State
      Street Global Advisors, FPL
      Energy, Barnett Bank, Trade
      Finance Corporation and Reserve
      Financial Management.
  o   Joined the fund in 2007.
  o   BA and MBA, University of Miami.

The following information supplements disclosure under "The Investment Advisor" section of the fund's prospectus:

The Advisor and its affiliates earn fees at varying rates for providing services to the underlying DWS funds. The Advisor may therefore have a conflict of interest in selecting an underlying DWS fund and in determining whether to invest in an ETF, from which it does not receive any fees. However, the Advisor is a fiduciary to the fund and will select investments that it believes are best suited to meet the fund's investment objective.


               Please Retain This Supplement for Future Reference



March 19, 2008
PS87-3601